Information on Regulatory Capital and Capital Adequacy Ratios (Tables)	12 Months Ended
Dec. 31, 2022
Information on Regulatory Capital and Capital Adequacy Ratios [Abstract]
Schedule of total assets, risk-weighted assets and components of the effective equity according to Basel III
	Total assets, risk-weighted assets and components of the	Local and Overall consolidated	Local and Overall consolidated
	effective equity according to Basel III	Dec -2022	Dec-2021
Item No.	Item description	MCh$	MCh$

1	Total assets according to the statement of financial position	55,255,362	51,702,439
2	Non-consolidated investment in subsidiaries	—	—
3	Assets discounted from regulatory capital, other than item 2	165,833	61,953
4	Derivative credit equivalents	1,276,512	1,782,784
4.1	Financial derivative contracts	2,987,106	2,983,298
5	Contingent loans	2,756,396	2,612,170
6	Assets generated by the intermediation of financial instruments
7	= (1-2-3+4-4.1+5-6) Total assets for regulatory purposes	56,135,331	53,052,142
8.a	Credit risk weighted assets, estimated according to the standard methodology (CRWA)	30,657,020	28,434,728
8.b	Credit risk weighted assets, estimated according to internal methodologies (CRWA)	—	—
9	Market risk weighted assets (MRWA)	1,365,367	1,342,767
10	Operational risk weighted assets (ORWA)	3,630,835	2,946,980
11.a	= (8.a/8.b+9+10) Risk-weighted assets (RWA)	35,653,222	32,724,475
11.b	= (8.a/8.b+9+10) Risk-weighted assets, after application of the output floor (RWA)	35,653,222	32,724,475
12	Owner’s equity	4,858,325	4,223,013
13	Non-controlling interest	2	1
14	Goodwill	—	—
15	Excess minority investments	—	—
16	= (12+13-14-15) Core Tier 1 Capital (CET1)	4,858,327	4,223,014
17	Additional deductions to core tier 1 capital, other than item 2	(18,940)	—
18	= (16-17-2) Core Tier 1 Capital (CET1)	4,839,387	4,223,014
19	Voluntary provisions (additional) imputed as additional Tier 1 capital (AT1)	178,266	327,245
20	Subordinated bonds imputed as additional tier 1 capital (AT1)	—	—
21	Preferred shares allocated to additional tier 1 capital (AT1)	—	—
22	Bonds without a fixed term of maturity imputed to additional tier 1 capital (AT1)	—	—
23	Discounts applied to AT1	—	—
24	= (19+20+21+22-23) Additional Tier 1 Capital (AT1)	178,266	327,245
25	= (18+24) Tier 1 Capital	5,017,653	4,550,259
26	Voluntary provisions (additional) imputed as Tier 2 capital (T2)	383,213	213,007
27	Subordinated bonds imputed as Tier 2 capital (T2)	972,550	871,079
28	= (26+27) Equivalent tier 2 capital (T2)	1,355,763	1,084,086
29	Discounts applied to T2	—	—
30	= (28-29) Tier 2 capital (T2)	1,355,763	1,084,086
31	= (25+30) Effective equity	6,373,416	5,634,345
32	Additional basic capital required for the constitution of the conservation buffer	445,669	204,522
33	Additional basic capital required to set up the countercyclical buffer	—	—
34	Additional basic capital required for banks qualified as systemic	111,417	—
35	Additional capital required for the evaluation of the adequacy of effective equity (Pillar 2)	—	—

Schedule of capital Adequacy Ratios and Regulatory Compliance according to Basel III
	Local and Overall consolidated	Local and Overall consolidated
	December -2022	December -2021
Capital Adequacy Ratios and Regulatory Compliance according to Basel III	%	%
Leverage Ratio	8.62%	7.96%
Leverage Ratio that the bank must meet, considering the minimum requirements	3%	3%
CET 1 Capital Ratio	13.57%	12.90%
CET 1 Capital Ratio that the bank must meet, considering the minimum requirements	4.81%	4.50%
Capital buffer shortfall	0%	0%
Tier 1 Capital Ratio	14.07%	13.90%
Tier 1 Capital Ratio that the bank must meet, considering the minimum requirements	6.00%	6.00%
Total or Regulatory Capital Ratio	17.88%	17.22%
Total or Regulatory Capital Ratio that the bank must meet, considering the minimum requirements	8.00%	8.00%
Total or Regulatory Capital Ratio that the bank must meet, considering the charge for article 35 bis	8.00%	9.5%
Total or Regulatory Capital Ratio that the bank must meet, considering the minimum requirements, conservation buffer and countercyclical buffer	9.25%	8.625%
Credit rating	A	A
Regulatory compliance for Capital Adequacy
Additional provisions computed in Tier 2 capital (T2) in relation to CRWA	1.25%	0.75%
Subordinated bonds computed as Tier 2 capital (T2) in relation to CET 1 Capital	20.02%	20.63%
Additional Tier 1 Capital (AT1) in relation to CET 1 Capital	3.68%	7.75%
Voluntary (additional) provisions and subordinated bonds computed as AT1 in relation to RWAs	0.50%	1.00%